SEGMENT INFORMATION (Schedule of Segment Information) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total revenues		₪ 3,363	₪ 3,189	₪ 3,234
Cost of revenues		2,732	2,664	2,707
Gross profit		631	525	527
Other income, net		28	30	28
Operating profit		163	96	87
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Finance cost, net		(64)	(69)	(68)
Income tax expenses		16	(10)		[1]
Profit for the year		115	17	19
Depreciation and amortization included in the segment's operating profit		132	123	106
Cellular Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services		1,687	1,647	1,783
Inter-segment revenue - Services		12	16	15
Segment revenue - Equipment		602	545	571
Total revenues		2,301	2,208	2,369
Segment cost of revenues - Services		1,204	1,272	1,367
Inter-segment cost of revenues- Services		117	131	147
Segment cost of revenues - Equipment		498	451	464
Cost of revenues		1,819	1,854	1,978
Gross profit		482	354	391
Operating expenses	[2]	302	300	334
Other income, net		17	19	20
Operating profit		197	73	77
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Depreciation and amortization included in the segment's operating profit		410	450	542
Fixed-Line Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services		948	861	777
Inter-segment revenue - Services		118	132	148
Segment revenue - Equipment		126	136	103
Total revenues		1,192	1,129	1,028
Segment cost of revenues - Services		952	856	810
Inter-segment cost of revenues- Services		13	17	16
Segment cost of revenues - Equipment		78	85	66
Cost of revenues		1,043	958	892
Gross profit		149	171	136
Operating expenses	[2]	194	159	134
Other income, net		11	11	8
Operating profit		(34)	23	10
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Depreciation and amortization included in the segment's operating profit		334	264	209
Elimination [Member]
Disclosure of operating segments [line items]
Inter-segment revenue - Services		(130)	(148)	(163)
Total revenues		(130)	(148)	(163)
Inter-segment cost of revenues- Services		(130)	(148)	(163)
Cost of revenues		(130)	(148)	(163)
Consolidated [Member]
Disclosure of operating segments [line items]
Segment revenue - Services		2,635	2,508	2,560
Segment revenue - Equipment		728	681	674
Total revenues		3,363	3,189	3,234
Segment cost of revenues - Services		2,156	2,128	2,177
Segment cost of revenues - Equipment		576	536	530
Cost of revenues		2,732	2,664	2,707
Gross profit		631	525	527
Operating expenses	[2]	496	459	468
Other income, net		28	30	28
Operating profit		163	96	87
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Depreciation and amortization included in the segment's operating profit		₪ 744	₪ 714	₪ 751

[1]	Representing an amount of less than 1 million.
[2]	Operating expenses include selling and marketing expenses, general and administrative expenses and credit losses.